Condensed Balance Sheets - CIK 0001853314 Gesher I Acquisition Corp	Jun. 30, 2022 USD ($)
Current assets:
Cash	$ 228,350
Prepaid expenses	255,222
Total current assets	483,572
Prepaid expenses, non-current	54,802
Marketable securities held in Trust Account	116,310,252
Total Assets	116,848,626
Current liabilities:
Accrued offering costs and expenses	1,596,522
Promissory note - related party	1,014,945
Due to related party	85,000
Total current liabilities	2,696,467
Deferred underwriting commissions	4,025,000
Total Liabilities	6,721,467
Commitments and Contingencies (Note 7)
Ordinary shares subject to possible redemption, 11,500,000 and 0 shares at June 30, 2022 and September 30, 2021, respectively.	116,310,252
Shareholders' (Deficit) Equity:
Ordinary shares, $0.0001 par value; 100,000,000 shares authorized; 3,075,000 shares issued and outstanding (excluding 11,500,000 and 0 shares subject to possible redemption) at June 30, 2022 and September 30, 2021, respectively.	308
Accumulated deficit	(6,183,401)
Total Shareholders' (Deficit) Equity	(6,183,093)
Total Liabilities and Shareholders' (Deficit) Equity	$ 116,848,626